RELATED PARTY BALANCES AND TRANSACTIONS - (Additional Information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Purchase of certain media information system from related party	$ 82